Subsequent Events (Details) - Subsequent Event - JPY (¥) ¥ in Millions	Mar. 31, 2023	Jan. 20, 2023
Cozy Joint Venture
Subsequent event
Ownership percentage		100.00%
American Depository Shares
Subsequent event
Authorized amount to purchase ADS		¥ 50
Number of shares repurchased	22,543